UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08021

Azzad Funds

(Exact name of registrant as specified in charter)

3141 Fairview Park Drive, Suite 460

Falls Church, VA 22042

(Address of principal executive offices)

(Zip code)

Bashar Qasem

3141 Fairview Park Drive

Suite 460

Falls Church, VA 22042

 (Name and address of agent for service)

With copies to:

Thompson Hine LLP

Mr. Donald S. Mendelsohn

312 Walnut Street

Cincinnati, OH, 45202

Registrant's telephone number, including area code: (703) 207-7005

Date of fiscal year end: June 30

Date of reporting period: September 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Azzad Ethical Fund
	Schedule of Investments
	September 30, 2014 (Unaudited)

Shares		Value

COMMON STOCKS 98.19%

Agricultural Chemicals - 1.39%
2,581	CF Industries Holdings, Inc.	$ 720,667

Air Transportation, Scheduled - 1.26%
14,966	Alaska Air Group, Inc.	651,620

Apparel & Other Finished Products of Fabrics & Similar Material - 0.91%
6,066	Carter's, Inc.	470,236

Ball & Roller Bearings - 1.76%
12,369	Timken Co.	524,322
8,366	Timken Steel Corp.	388,935
		913,257
Biological Products (No Diagnostic Substances) - 1.58%
22,048	Seattle Genetics, Inc. *	819,745

Cable & Other Pay Television Services - 0.95%
6,299	Scripps Network Interactive, Inc. Class-A	491,889

Computer Communications Equipment - 1.30%
5,678	F5 Networks, Inc. *	674,206

Computer Storage Devices - 1.60%
8,503	Sandisk Corp.	832,869

Crude Petroleum & Natural Gas - 2.89%
10,354	Noble Energy, Inc.	707,799
10,177	SM Energy Co.	793,806
		1,501,605
Drilling Oil & Gas Wells - 1.70%
9,038	Helmerich & Payne, Inc.	884,549

Electrical Work - 1.70%
24,303	Quanta Services, Inc. *	881,956

Electromedical & Electrotherapeutic Apparatus - 1.99%
11,229	Thoratec Corp. *	300,151
9,172	Varian Medical Systems, Inc.	734,861
		1,035,012
Electronic Computers - 0.74%
3,822	Apple, Inc.	385,067

Fabricated Structural Metal Products - 1.40%
5,391	Valmont Industries, Inc.	727,408

Food & Kindred Products - 3.44%
40,502	Flowers Foods, Inc.	743,617
10,814	Mead Johnson Nutrition Co.	1,040,523
		1,784,140
General Industrial Machinery & Equipment - 1.05%
7,695	Zebra Technologies Corp. Class-A *	546,114

Heavy Construction Other Than Building Const - Contractors - 1.12%
8,670	Fluor Corp.	579,069

Household Appliances - 0.97%
3,457	Whirlpool Corp.	503,512

Industrial Organic Chemicals - 2.94%
1,962	NewMarket Corp.	747,561
8,987	Westlake Chemical Corp.	778,184
		1,525,745
Leather & Leather Products - 1.12%
8,169	Michael Kors Holding, Ltd. *	583,185

Measuring & Controlling Device - 1.13%
19,164	Trimble Navigation Ltd. *	584,502

Miscellaneous Fabricated Metal Products - 1.20%
5,447	Parker Hannifin Corp.	621,775

Miscellaneous Food Preparation - 1.99%
7,920	Keurig Green Mountain, Inc.	1,030,630

Miscellaneous Transportation Equipment - 0.79%
2,743	Polaris Industries, Inc.	410,874

Motor Vehicle Parts & Accessories - 3.08%
4,437	Autoliv, Inc.	407,849
10,232	BorgWarner, Inc.	538,306
24,467	Gentex Corp.	654,982
		1,601,137
Oil & Gas Field Machinery & Equipment - 1.73%
13,558	Cameron International Corp. *	899,980

Oil & Gas Field Services, NEC - 1.41%
11,230	Oceaneering International, Inc.	731,859

Ophthalmic goods - 1.58%
5,255	The Cooper Companies, Inc.	818,466

Pharmaceutical Preparations - 9.98%
4,762	Alexion Pharmaceuticals, Inc. *	789,635
8,101	Biomarin Pharmaceutical, Inc. *	584,568
10,490	Mallinckrodt, Plc. *	945,674
5,170	Perrigo Co.	776,482
2,448	Regeneron Pharmaceuticals, Inc. *	882,553
7,700	Salix Pharmaceuticals Ltd. *	1,203,048
		5,181,960
Retail-Auto & Home Supply Stores - 1.51%
5,228	O'Reilly Automotive, Inc. *	786,082

Retail-Family Clothing Stores - 1.22%
17,285	Urban Outfitters, Inc. *	634,359

Retail-Home Furniture, Furnishings & Equipment Stores - 1.25%
9,819	Bed Bath & Beyond, Inc. *	646,385

Retail-Jewelry Stores - 0.96%
5,160	Tiffany & Co.	496,960

Retail-Shoe Stores - 1.97%
18,367	Footlocker, Inc.	1,022,123

Retail-Variety Stores - 1.47%
12,477	Dollar General Corp. *	762,469

Rubber & Plastics Footware - 1.80%
9,599	Deckers Outdoor Corp. *	932,831

Semiconductors & Related Devices - 5.34%
11,373	IPG Photonics Corp. *	782,235
13,079	Maxim Integrated Products, Inc.	395,509
9,513	Microchip Technology, Inc.	449,299
19,758	Skyworks Solution, Inc.	1,146,952
		2,773,995
Services-Business Services, NEC - 1.75%
6,890	Akamai Technologies, Inc. *	412,022
429	Priceline.com, Inc. *	497,031
		909,053
Services-Computer Integrated Systems - 1.53%
14,298	Jack Henry & Associates, Inc.	795,827

Services-Computer Processing & Data Preparation - 1.26%
7,790	DST Systems, Inc.	653,737

Services-Computer Programming & Data Preparation - 1.09%
10,262	VeriSign, Inc. *	565,641

Services-Computer Programming, Data Processing, Etc. - 0.92%
2,295	LinkedIn Corp., Class-A	476,878

Services-Consumer Credit Report - 1.50%
10,435	Equifax, Inc.	779,912

Services-Help Supply Services - 1.63%
17,317	Robert Half International, Inc.	848,533

Services-Hospitals - 1.51%
14,320	Mednax, Inc. *	785,022

Services-Management Consulting - 1.53%
7,993	Towers Watson & Co. Class-A	795,303

Services-Prepackaged Software - 3.83%
12,301	Informatica Corp. *	421,186
10,893	Splunk, Inc. *	603,036
25,599	Symantec Corp.	601,832
15,314	Tibco Software, Inc. *	361,870
		1,987,924
Steel Works, Blast Furnaces Rolling Mills (Coke Ovens) - 0.90%
10,345	Carpenter Technology Corp.	467,077

Trucking (No Local) - 2.10%
15,442	Old Dominion Freight Line, Inc. *	1,090,823

Watches, Clocks, Clockwork Operated Devices/Parts - 0.90%
4,962	Fossil Group, Inc. *	465,932

Water Transportation - 1.48%
6,541	Kirby Corp. *	770,857

Wholesale-Drugs, Proprietaries & Druggists' Sundries - 1.73%
11,613	AmerisourceBergen Corp.	897,685

Wholesale-Groceries, General Line - 1.59%
13,446	United Natural Foods, Inc. *	826,391

Wholesale-Medical, Dental & Hospital Equipment & Supplies - 1.54%
6,870	Henry Schein, Inc. *	800,149

Wholesale-Motor Vehicles & Motor Vehicle Parts & Supplies - 1.17%
22,792	LKQ Corp. *	606,039

TOTAL FOR COMMON STOCKS (Cost $42,173,794) - 98.19%		$ 50,971,021

TOTAL INVESTMENTS (Cost $42,173,794) - 98.19%		$ 50,971,021

OTHER ASSETS LESS LIABILITIES - 1.81%		939,607

NET ASSETS - 100.00%		$ 51,910,628

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at September 30, 2014.
ADR - American Depository Receipt.

NOTES TO FINANCIAL STATEMENTS
Azzad Ethical Fund
1. SECURITY TRANSACTIONS

At September 30, 2014, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $42,173,794 amounted to $8,797,227, which consisted of aggregate gross unrealized appreciation of $10,362,913 and aggregate gross unrealized depreciation of $1,565,686.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Certain short-term securities are valued on the basis of amortized cost. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available or if a security value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 50,971,021	$0	$0	$50,971,021
Total	$ 50,971,021	$0	$0	$50,971,021

	Azzad Wise Capital Fund
	Schedule of Investments
	September 30, 2014

Shares		Value

COMMON STOCKS - 7.02%

Beverages - 0.36%
3,015	The Coca-Cola Co.	$ 128,620
1,505	Pepsico, Inc.	140,100
		268,720
Commercial Bank Non-US - 1.19%
306,168	Kuwait Finance House (Kuwait)	880,707

Construction, Mining & Materials Handling Machinery & Equipment - 0.16%
1,493	Dover Corp.	119,933

Converted Paper & Paperboard Products - 0.18%
1,209	Kimberly- Clark Corp.	130,052

Cutlery, Handtools & General Hardware - 0.19%
1,560	Stanley Black & Decker, Inc.	138,512

Electromedical & Electrotherapeutic Apparatus - 0.13%
1,591	Medtronic, Inc.	98,562

Electronic & Other Electrical Equipment - 0.12%
1,413	Emerson Electric Co.	88,426

General Industrial Machinery & Equipment - 0.13%
1,165	Illinois tool Works, Inc.	98,349

Household Furniture - 0.19%
3,962	Leggett & Platt, Inc.	138,353

Industrial Inorganic Chemicals - 0.15%
856	Air Products & Chemicals, Inc.	111,434

Men's & Boys Furnishings - 0.33%
1,796	Cintas Corp.	126,780
1,760	V.F. Corp.	116,213
		242,993
Miscellaneous Food Preparations & Kindred Products - 0.16%
1,806	McCormick & Co., Inc.	120,821

Paints, Varnishes, Lacquers, Enamels & Allied Products - 0.14%
528	PPG Industries, Inc.	103,879

Perfumes, Cosmetics & Other Toilet Preparations - 0.18%
2,045	Colgate-Palmolive Co.	133,375

Pharmaceutical Preparations - 0.54%
3,311	Abbott Laboratories	137,705
1,870	AbbVie, Inc.	108,011
1,432	Johnson & Johnson	152,637
		398,353
Retail-Variety Stores - 0.21%
2,000	Family Dollar Stores, Inc.	154,480

Retail-Building Materials, Hardware, Garden Supply - 0.20%
667	The Sherwin-Williams Co.	146,066

Retail-Drug Stores & Proprietary Store - 0.14%
1,733	Walgreen Co.	102,715

Retail-Lumber & Other Building Materials - 0.21%
2,862	Lowe's Companies, Inc.	151,457

Services-Computer Processing & Data Preparation - 0.16%
1,418	Automatic Data Processing, Inc.	117,807

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 0.34%
1,027	Ecolab, Inc.	117,930
1,578	The Procter & Gamble Co.	132,142
		250,072
Special Industry Machinery - 0.13%
1,412	Pentair Ltd.	92,472

Specialty Cleaning, Polishing & Sanita - 0.19%
1,436	The Clorox Co.	137,913

Steel Works, Blast Furnaces Rolling Mills - 0.16%
2,120	Nucor Corp.	115,074

Surgical & Medical Instruments & Apparatus - 0.42%
740	3M Co.	104,843
824	Becton, Dickinson & Co.	93,780
789	C.R. Bard, Inc.	112,598
		311,221
Wholesale-Motor Vehicle Supplies & New Parts - 0.19%
1,563	Genuine Parts Co.	137,091

Wholesale-Chemicals & Allied Products - 0.18%
971	Sigma-Aldrich Corp.	132,066

Wholesale-Drugs Proprietaries & Druggist - 0.18%
1,758	Cardinal Health, Inc.	131,709

Wholesale-Durable Goods - 0.17%
487	W.W. Grainger, Inc.	122,554

TOTAL FOR COMMON STOCKS (Cost $3,842,667) - 7.02%		5,175,166

SUKUKS - 52.11%
1,000,000	1Malaysia Sukuk Global, B Series, 3.928%, 6/04/2015 (Malaysia)	1,020,900
300,000	ADIB Capital Sukuk, 6.375%, 10/16/2018 (United Arab Emirates)	309,375
1,000,000	ADIB Sukuk, 3.745%, 11/14/2015 (United Arab Emirates)	1,030,000
1,900,000	ADCB Islamic Finance 4.071%, 11/22/2016 (Cayman Island),	2,009,725
300,000	ALHILA, 3.267%, 10/08/2018	309,375
2,000,000	BSF Sukuk Limited, 2.947%, 05/22/2017	2,064,464
500,000	Dewa Sukuk 2013 Ltd., 3.000%, 03/05/2018	516,250
1,000,000	Dib Tier 1 Sukuk Ltd., 6.250%, 03/20/2049	1,013,750
1,900,000	EIB Sukuk Ltd,, 4.147%, 01/11/2018 (United Arab Emirates)	2,002,125
1,900,000	EIB Sukuk Ltd,, 4.718%, 01/18/2017 (United Arab Emirates)	2,011,720
575,000	Emaar Sukuk, Ltd. 8.50%, 8/3/2016 (Cayman Islands)	644,748
500,000	Emirat Medjool Ltd., 3.875%, 03/19/2023 (Cayman Islands)	400,632
1,150,000	FGB Sukuk Co., Ltd., 4.046%, 1/18/2017 (Cayman Islands)	1,213,250
500,000	FGB Sukuk, 3.797%, 8/02/2016 (Cayman Islands)	522,250
500,000	GE Capital Sukuk, Ltd., 3.875%, 11/26/2014 (Bermuda)	503,126
2,000,000	HSBC Sukuk Co., Ltd., 3.575%, 6/02/2016 (Cayman Islands)	2,081,000
1,900,000	Indois Sukuk, 4%, 11/21/2018	1,957,000
500,000	Indois Sukuk, 4.35%, 09/10/2024	486,250
300,000	Isdb, 1.535%, 06/04/2018	299,250
1,300,000	Isdb, 1.8125%, 03/06/2019	1,298,154
1,600,000	Perusahaan Pener Indois Sukuk, 4.000%, 11/21/2018 (Indonesia)	552,000
1,080,000	MAF Sukuk Ltd., 5.850%, 02/07/2017 (Cayman Islands)	1,827,000
600,000	Perusahaan Pener Indois, 3.30%, 11/21/2022 (Indonesia)	598,270
580,000	QIB Sukuk Funding, 3.856%, 10/07/2015 (United Arab Emirates)	818,648
500,000	QTELQD, 3.039%, 12/03/2018	2,050,000
1,650,000	Saudi Electricity Global Sukuk, 4.211%, 04/03/2022 (Saudi Arabia)	1,739,678
500,000	Saudi Electricity Global Sukuk, 4.00%, 4/08/2024 (Saudi Arabia)	721,000
1,000,000	Saudi Electricity Global Sukuk, 3.473%, 04/08/2023 (Cayman Islands)	997,500
2,200,000	Sime Darby Global Sukuk, 3.29%, 01/29/2023 (Malaysia)	2,139,100
750,000	Soafsk, 3.903%, 06/24/2020	745,313
800,000	SOQ Sukuk Q.S.C., 3.241%, 01/18/2023 (Qatar)	805,000
700,000	Sukuk Funding No 3 Ltd., 4.348%, 12/03/2018	731,500
500,000	TF Varlick Kiralama Sukuk, 3.95%, 05/02/2018 (Turkey)	495,100
1,170,000	Wakala Global Sukuk BHD, 4.646%, 7/6/2021 (Malaysia)	1,287,936
1,170,000	Wakala Global Sukuk BHD, 2.991%, 7/6/2016 (Malaysia)	1,207,089

TOTAL FOR SUKUKS (Cost $38,372,833) - 52.11%		38,408,478

TIME DEPOSITS - 18.02%
81,047	Kuveyt Turk Participation Bank Current Account	81,047
390,651	Kuveyt Turk Participation Bank, 2.549, 11/14/2014	390,650
1,699,985	Kuveyt Turk Participation Bank, 2.58%, 02/08/2015	1,699,985
669,980	Kuveyt Turk Participation Bank, 2.62%, 05/12/2015	669,980
669,980	Kuveyt Turk Participation Bank, 2.627%, 11/11/2014	669,980
2,050,719	Kuveyt Turk Participation Bank, 2.7675%,03/13/2015	2,050,719
1,069,960	Kuveyt Turk Participation Bank, 2.78%, 10/12/2014	1,069,960
57,692	Turkiye Finans Bank Current Account	57,692
1,999,955	Turkiye Finans Bank, 2.75%, 05/18/2015	1,999,955
1,349,955	Turkiye Finans Bank, 2.78%, 11/20/2014	1,349,955
2,451,569	Turkiye Finans Bank, 2.81%, 02/19/2015	2,451,569
789,094	Wise Checking Account Balance	789,094

TOTAL FOR TIME DEPOSITS (Cost $13,280,586) 18.02%		13,280,586

SHORT TERM INVESTMENTS - 3.62%
24,301	Albaraka Turk Participation Bank Current Account	24,301
669,950	Albaraka Turk Participation Bank, 2.99%,05/04/2015	669,950
519,919	Albaraka Turk Participation Bank, 3.08%,03/02/2015	519,918
717,699	Albaraka Turk Participation Bank, 3.15%,02/16/2015	717,699
738,800	Albaraka Turk Participation Bank, 3.28%,10/16/2014	738,800

TOTAL SHORT-TERM INVESTMENTS (Cost $2,670,668) - 3.62%		2,670,668

TOTAL FOR INVESTMENTS (Cost $58,166,754) - 80.77%		59,534,898

OTHER ASSETS LESS LIABILITIES - 19.23%		14,176,566

NET ASSETS - 100.00%		$ 73,711,464

** Variable rate security; the savings account rate shown represents the yield at September 30, 2014.

NOTES TO FINANCIAL STATEMENTS
Azzad Wise Capital Fund
1. SECURITY TRANSACTIONS

At September 30, 2014, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $58,166,754 amounted to $1,648,673, which consisted of aggregate gross unrealized appreciation of $1,862,513 and aggregate gross unrealized depreciation of $213,840.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Certain short-term securities are valued on the basis of amortized cost. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available or if a security value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$5,175,166	$0	$0	$5,175,166
Sukuks	$38,408,478	$0	$0	$0
Cash Equivalents	$15,951,254	$0	$0	$15,951,254
Total	$59,534,898	$0	$0	$59,534,898

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Azzad Funds

By /s/Bashar Qasem

     Bashar Qasem

     President and Treasurer

Date November 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Bashar Qasem

     Bashar Qasem

     President and Treasurer

Date November 20, 2014